THE HUNTINGTON FUNDS

5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7010

June 15, 2007

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Office of Insurance Products
100 F Street, N.E.
Washington, DC  20549

RE:                 The Huntington Funds (the “Trust” or “Registrant”)
Huntington VA Real Strategies Fund (the “Fund”)
1933 Act File No. 33-11905
1940 Act File No. 811-5010

Dear Sir or Madam:

Post-Effective Amendment No. 54 under the Securities Act of 1933 and Amendment No. 55 under the Investment Company Act of 1940 to the Registration Statement of the above-referenced Trust is hereby electronically transmitted.

As indicated on the facing page of the Amendment, the Registrant has specified that it is to become effective August 31, 2007, pursuant to the provisions of Rule 485(a) under the Securities Act of 1933.  A Rule 485(a) filing is being made to add a new fund, the Huntington VA Real Strategies Fund. The Fund may be marketed through banks, savings associations or credit unions.

We respectfully request SEC comments on this Registration Statement within 45 days of the date of this filing.

In connection with the review of this filing by staff of the Securities and Exchange Commission, the Fund acknowledges the staff’s view that: the Fund is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the Fund may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions on the enclosed material, please contact me at (412) 288-1202.

Very truly yours,

/s/ Alice Helscher
Alice Helscher
Paralegal
Enclosures